Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale, Amortized Cost
Due in one year or less	$ 3,619,965
Due after one year through five years	11,886,005
Due after five years through ten years	73,014,502
Due after ten years	89,871,990
Total Amortized Cost	178,392,462
Held-to-maturity, Amortized Cost
Due after five years through ten years	27,599,235
Due after ten years	179,217,934
Amortized Cost	206,817,169
Available-for-sale, Estimated Fair Value
Due in one year or less	3,644,097
Due after one year through five years	12,165,884
Due after five years through ten years	72,750,584
Due after ten years	91,184,565
Total Fair Value	179,745,130	398,176,402
Held-to-maturity, Estimated Fair Value
Due after five years through ten years	28,395,635
Due after ten years	188,349,803
Total Fair Value	$ 216,745,438	$ 0